Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of price risk
	July 31, 2022	July 31, 2021
	$	$
Financial assets	504	2,492
Financial liabilities	(211,096)	(373,432)
Total exposure	(210,592)	(370,940)

Schedule of aging of trade receivables
	July 31,	July 31,
	2022	2021
	$	$
0-30 days	24,661	22,971
31-60 days	11,808	12,390
61-90 days	2,177	1,435
Over 90 days	4,353	625
Total	42,999	37,421

Schedule of analysis of contractual maturities for financial liabilities
Fiscal year	2023	2024	2025	2026	2027	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	72,581	-	-	-	-	-	72,581
Excise taxes payable	6,421	-	-	-	-	-	6,421
Convertible debentures (Note 18)	40,431	-	-	-	-	-	40,431
Undiscounted lease payments (Note 21)	1,026	587	587	150	150	1,200	3,700
	120,459	587	587	150	150	1,200	123,133

Amended senior secured convertible note (Note 20)	34,176	34,176	34,176	250,270	-	-	352,798
Total	154,635	34,763	34,763	250,420	150	1,200	475,931